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                                                                   THE HARTFORD




May 25, 2005


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hart Life Insurance Company
     Separate Account One ("Registrant")
     Hart Life Insurance Company Variable Annuity
     File No. 333-65507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on May 20, 2005.

If you have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani


Sharon Loghmani
Senior Legal Specialist